Other assets	12 Months Ended
Mar. 31, 2021
Other assets
Other assets

7.           Other assets

	At March 31,
	2021	2020	2019
	€M	€M	€M
Prepayments*	228.5	176.4	237.2
Interest receivable	—	2.3	0.8
	228.5	178.7	238.0

*Included in prepayments are amounts due after 1 year of approximately €49m (2020: €nil; 2019: €nil).